Consolidated Statements Of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents (Notes 5,6,7 and 45)		₩ 1,810,129	₩ 1,358,345
Current financial assets, net (Notes 5,6,9,11,12,13 and 45)		1,586,509	2,359,895
Trade and other receivables, net (Notes 5,8,20,24,45,46 and 47)		7,701,452	7,793,592
Inventories, net (Note 14)		7,050,700	7,188,253
Income tax refund receivables (Note 41)		99,718	143,214
Current non-financial assets (Note 15)		1,206,377	878,888
Assets held for sale (Note 42)		28,116	22,881
Total current assets		19,483,001	19,745,068
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13 and 45)		2,563,498	2,113,613
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)		2,002,297	1,819,845
Property, plant and equipment, net (Notes 18,24,27 and 49)		164,701,827	152,743,194
Investment properties, net (Notes 19 and 27)		158,580	159,559
Goodwill (Notes 16 and 51)		97,977	2,582
Intangible assets other than goodwill, net (Notes 21,27 and 46)		1,069,976	1,225,942
Investments in associates (Notes 4 and 17)		4,251,802	4,064,820
Investments in joint ventures (Notes 4 and 17)		1,663,029	1,813,525
Defined benefit assets, net (Note 25)		1,047	0
Deferred tax assets (Note 41)		1,437,829	1,233,761
Non-current non-financial assets (Note 15)		166,929	327,152
Total non-current assets		178,114,791	165,503,993
Total Assets (Note 4)		197,597,792	185,249,061
Current liabilities
Trade and other payables, net (Notes 5,22,24,45 and 47)		6,649,402	6,405,395
Current financial liabilities, net (Notes 5,12,23,45 and 47)		8,930,903	7,981,879
Income tax payables (Note 41)		358,277	285,420
Current non-financial liabilities (Notes 20,28 and 29)		5,688,353	5,574,041
Current provisions (Notes 26 and 45)		2,604,721	1,594,798
Total current liabilities		24,231,656	21,841,533
Non-current liabilities
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)		6,965,760	2,941,696
Non-current financial liabilities, net (Notes 5,12,23,45 and 47)		59,115,598	53,364,911
Non-current non-financial liabilities (Notes 28 and 29)		8,834,452	8,160,033
Employee benefits liabilities, net (Notes 25 and 45)		1,929,854	1,645,069
Deferred tax liabilities (Note 41)		8,564,775	9,617,309
Non-current provisions (Notes 26 and 45)		19,066,048	16,585,748
Total non-current liabilities		104,476,487	92,314,766
Total liabilities (Note 4)		128,708,143	114,156,299
Equity
Contributed capital (Notes 1,30 and 45)		4,053,578	4,053,578
Share capital		3,209,820	3,209,820
Share premium		843,758	843,758
Retained earnings (Note 31)		49,202,133	51,519,119
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		34,785,425	35,906,267
Unappropriated retained earnings		12,811,798	14,007,942
Other components of equity (Note 34)		14,240,607	14,171,228
Other capital surplus		1,226,364	1,234,825
Accumulated other comprehensive loss		(280,730)	(358,570)
Other equity		13,294,973	13,294,973
Equity attributable to owners of the controlling company		67,496,318	69,743,925
Non-controlling interests (Notes 16 and 33)		1,393,331	1,348,837
Total equity		68,889,649	71,092,762
Total liabilities and equity		₩ 197,597,792	₩ 185,249,061

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO's common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.